Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs and max exposure to loss) (Detail) - FNMA, GNMA, FHLMC VIE - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 180,434	$ 179,349
Maximum exposure to loss	180,434	179,349
Servicing assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	132,692	158,562
Mortgage servicing rights
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	132,692	158,562
Other assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	47,742	20,787
Servicing advances
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 47,742	$ 20,787